CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Shortterm borrowings	$ 784,230
Accounts receivable, allowance for doubtful accounts	115,290,953	$ 12,563,981
Contract assets, allowance for doubtful accounts	83,678	119,798
Customer deposits, accumulated allowance	10,259,195	3,480
Accounts payable	1,631,401	2,833,992
Accrued payroll and welfare expenses	21,516,888	29,221,956
Income tax payable	60,951,790	63,040,929
Other tax payable	18,046,289	21,203,795
Amounts due to related parties	7,631,923	7,105,885
Advances from customers	82,787,409	95,340,295
Lease liabilities, current	5,581,648	5,461,234
Accrued marketing and advertising expenses	43,272,270	70,086,288
Other current liabilities	18,504,471	22,595,612
Deferred tax liabilities	6,042,540	8,558,649
Lease liabilities, non-current	$ 19,437,887	$ 21,727,117
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	136,822,601	136,326,020
Common stock, shares outstanding	136,822,601	136,326,020
Consolidated VIEs without recourse
Shortterm borrowings	$ 0	$ 0
Accounts payable	1,631,401	2,714,357
Accrued payroll and welfare expenses	19,962,938	27,228,398
Income tax payable	31,400,562	27,877,546
Other tax payable	16,992,077	19,184,369
Amounts due to related parties	2,693,624	4,737,776
Advances from customers	82,626,840	95,059,745
Lease liabilities, current	5,556,351	5,375,547
Accrued marketing and advertising expenses	42,180,152	63,973,194
Other current liabilities	16,383,879	19,030,481
Deferred tax liabilities	314,763	91,205
Lease liabilities, non-current	$ 19,437,887	$ 21,680,018